Long-term debt and other financial liabilities(Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Loans	$ 1,382,619	$ 1,417,341
Less: Deferred finance costs, net	(7,943)	(7,354)
Total long-term debt	1,374,676	1,409,987
Less: Current portion of debt	(162,448)	(194,353)
Add: Deferred finance costs, current portion	2,495	2,272
Long-term debt, net of current portion and deferred finance costs	$ 1,214,723	$ 1,217,906